Net Loss Attributable to Common Stockholders Per Share	9 Months Ended
Sep. 30, 2012
Net Loss Attributable to Common Stockholders Per Share [Abstract]
Net Loss Attributable to Common Stockholders Per Share
(5)	Net Loss Attributable to Common Stockholders Per Share

Basic and diluted net loss attributable to common stockholders per share is calculated by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding. For all periods presented, the outstanding shares of unvested restricted stock as well as the number of common shares issuable upon exercise of outstanding stock options and warrants have been excluded from the calculation of diluted net loss attributable to common stockholders per share because their effect would be anti-dilutive. Therefore, the weighted-average shares used to calculate both basic and dilutive loss per share are the same.

The following potential common shares have been excluded from the calculation of diluted net loss per share as their effect would be anti-dilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2012	2011	2012
Shares underlying warrants outstanding	1,064,616	1,064,616	1,064,616	1,064,616
Shares underlying options outstanding	127,500	247,952	127,500	247,952
Unvested restricted stock	20,310	74,669	20,310	74,669